Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and fixtures	5 years
Office equipment	5 years